Accrued Expenses and Other Liabilities (Details) $ in Thousands, £ in Millions	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 5,671	$ 3,296
Research and development costs	6,586	9,362
UCLB milestone	615	638	£ 0.5
Professional fees	2,183	4,130
Deferred rent		561
U.S. Corporate and local tax	0	621
Other liabilities	493	446
Total accrued expenses and other liabilities	$ 15,548	$ 19,054